Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 28,945	$ 27,299
Total liabilities	15,307	14,822
Net assets by segment	13,638	12,477
Additions to fixed assets	1,243	1,380
Reportable segments [member]
Disclosure of operating segments [line items]
Total assets	26,235	24,560
Total liabilities	8,201	8,039
Net assets by segment	18,034	16,521
Additions to fixed assets	1,229	1,358
All other segments [member]
Disclosure of operating segments [line items]
Total assets	2,668	2,474
Total liabilities	7,097	6,692
Net assets by segment	(4,429)	(4,218)
Additions to fixed assets	14	22
Mexico [member]
Disclosure of operating segments [line items]
Total assets	5,404	4,155
Total liabilities	1,809	1,693
Net assets by segment	3,595	2,462
Additions to fixed assets	236	315
United States [member]
Disclosure of operating segments [line items]
Total assets	12,858	12,985
Total liabilities	2,734	2,903
Net assets by segment	10,124	10,082
Additions to fixed assets	531	486
Europe [Member]
Disclosure of operating segments [line items]
Total assets	4,736	4,320
Total liabilities	2,299	2,112
Net assets by segment	2,437	2,208
Additions to fixed assets	269	288
Middle East and Africa [Member]
Disclosure of operating segments [line items]
Total assets	1,487	1,120
Total liabilities	782	655
Net assets by segment	705	465
Additions to fixed assets	65	80
SCA&C [member]
Disclosure of operating segments [line items]
Total assets	1,750	1,980
Total liabilities	577	676
Net assets by segment	1,173	1,304
Additions to fixed assets	128	189
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	42	265
Total liabilities	9	91
Net assets by segment	33	174
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets	792	753
Equity accounted investment [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets	300	342
Equity accounted investment [member] | All other segments [member]
Disclosure of operating segments [line items]
Total assets	492	411
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets	234	285
Equity accounted investment [member] | Europe [Member]
Disclosure of operating segments [line items]
Total assets	66	57
Other Non-Current Assets
Disclosure of operating segments [line items]
Total assets	22,056	21,530
Other Non-Current Assets | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets	20,864	19,884
Other Non-Current Assets | All other segments [member]
Disclosure of operating segments [line items]
Total assets	1,192	1,646
Other Non-Current Assets | Mexico [member]
Disclosure of operating segments [line items]
Total assets	3,674	2,777
Other Non-Current Assets | United States [member]
Disclosure of operating segments [line items]
Total assets	11,556	11,654
Other Non-Current Assets | Europe [Member]
Disclosure of operating segments [line items]
Total assets	3,574	3,300
Other Non-Current Assets | Middle East and Africa [Member]
Disclosure of operating segments [line items]
Total assets	620	510
Other Non-Current Assets | SCA&C [member]
Disclosure of operating segments [line items]
Total assets	1,440	1,643
Current Assets
Disclosure of operating segments [line items]
Total assets	6,097	5,016
Current Assets | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets	5,071	4,334
Current Assets | All other segments [member]
Disclosure of operating segments [line items]
Total assets	984	417
Current Assets | Mexico [member]
Disclosure of operating segments [line items]
Total assets	1,730	1,378
Current Assets | United States [member]
Disclosure of operating segments [line items]
Total assets	1,068	1,046
Current Assets | Europe [Member]
Disclosure of operating segments [line items]
Total assets	1,096	963
Current Assets | Middle East and Africa [Member]
Disclosure of operating segments [line items]
Total assets	867	610
Current Assets | SCA&C [member]
Disclosure of operating segments [line items]
Total assets	310	337
Current Assets | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets	$ 42	$ 265